Equity (Details) - USD ($)		6 Months Ended
	May 09, 2023	Jun. 30, 2023	Dec. 31, 2022	Nov. 11, 2022	Jun. 30, 2022
Equity (Details) [Line Items]
Ordinary shares authorized		200,000,000	200,000,000
Ordinary par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares vote		one
Aggregate of ordinary share issued	24,193,548
Purchase price per share (in Dollars per share)	$ 2.48
Aggregate gross proceeds (in Dollars)	$ 60
Preferred stock, shares authorized		2,000,000	2,000,000	1.55
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 60
Common stock, shares issued		92,317,950	68,124,402
Common stock, shares outstanding		92,317,950	68,124,402
Common Stock [Member]
Equity (Details) [Line Items]
Common stock, shares issued		92,317,950	68,124,402
Common stock, shares outstanding			68,124,402		92,317,950